Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.27%	0.22%
Total on- and off-balance sheet	$ 854,839	$ 949,729
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,045,488	1,191,684
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,043,293	1,189,451
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	579,967	639,669
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	249,756	268,616
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	82,602	97,817
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,286	30,084
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	20,768	25,957
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	147,504	156,353
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,978	2,041
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,203	5,727
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	7,848	9,214
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,820	2,982
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	58,835	65,455
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,723	$ 2,615
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.11%
Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	22.00%
Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	21.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.07%
Total on- and off-balance sheet	$ 818,260	$ 910,388
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,018,102	1,161,661
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,015,906	1,159,428
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	553,532	610,922
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	239,540	256,614
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	78,410	92,084
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	20,816	25,671
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	17,403	22,155
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	147,136	156,299
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,533	1,564
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,089	5,662
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	6,974	8,920
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,480	2,795
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	58,209	64,268
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,568	$ 2,422
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.42%	1.14%
Total on- and off-balance sheet	$ 30,006	$ 33,233
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,697	25,410
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,697	25,410
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,049	24,408
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8,987	10,695
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,976	5,367
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,462	3,182
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,265	2,919
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	260	3
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	406	438
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	106	25
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	874	273
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	114	92
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	436	968
Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 59	$ 79
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	22.23%	21.40%
Total on- and off-balance sheet	$ 5,421	$ 4,408
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,743	3,027
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,743	3,027
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,565	2,869
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,146	929
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	195	270
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	707	700
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	952	754
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	48	50
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	39	39
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8	22
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	4
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	159	38
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	178	158
Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 95	$ 114
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	21.31%	7.06%
Total on- and off-balance sheet	$ 1,153	$ 1,699
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	946	1,586
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	946	1,586
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	820	1,470
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	84	378
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	20	97
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	301	532
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	148	129
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	61	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	18
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	67	57
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	12	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,047,675	1,193,594
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,045,479	1,191,361
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	581,944	641,367
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	249,916	268,825
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	82,660	97,920
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,859	30,660
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	21,510	26,359
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	147,547	156,394
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,019	2,083
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,284	5,858
Gross carrying amount | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	7,879	9,265
Gross carrying amount | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,912	3,041
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	37,359	40,961
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	58,959	65,605
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,764	2,665
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	584,708	644,031
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	332,576	366,745
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	47,369	57,019
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	204,764	220,267
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	553,808	611,346
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	239,586	256,675
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	78,434	92,124
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	20,888	25,775
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	17,459	22,226
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	147,141	156,312
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,539	1,571
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,098	5,681
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	6,988	8,968
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,495	2,817
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	35,179	39,196
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	58,233	64,309
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,571	2,426
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	556,380	613,772
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	318,020	348,800
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	38,347	48,001
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	200,012	216,971
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,373	24,697
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9,056	10,792
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,003	5,398
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,585	3,252
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,312	2,961
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	260	15
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	416	449
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	106	26
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	891	276
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	133	110
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,610	1,419
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	444	978
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	60	80
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,433	24,777
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	13,059	16,190
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,897	6,213
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,477	2,373
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,699	3,731
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,176	968
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	202	290
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	983	1,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,565	1,031
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	66	67
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	64	63
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	79	133
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	4
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	221	58
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	342	105
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	262	253
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	132	159
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,831	3,889
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,378	1,258
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,549	2,042
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	905	589
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,064	1,593
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	98	389
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	20	108
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	402	620
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	174	142
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	79	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	18
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	17
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	63	57
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	228	242
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	20	66
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,064	1,593
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	118	497
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	576	762
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	370	334
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(2,187)	(1,911)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(2,187)	(1,911)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,978)	(1,698)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (160)	$ (209)
ECL coverage	0.06%	0.08%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (58)	$ (103)
ECL coverage	0.07%	0.11%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (573)	$ (575)
ECL coverage	2.22%	1.88%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (742)	$ (402)
ECL coverage	3.45%	1.53%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (42)	$ (41)
ECL coverage	0.03%	0.03%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (41)	$ (42)
ECL coverage	2.05%	2.00%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (81)	$ (130)
ECL coverage	1.89%	2.23%
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (31)	$ (51)
ECL coverage	0.39%	0.56%
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (93)	$ (59)
ECL coverage	3.18%	1.95%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.42%	0.21%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (125)	$ (151)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (41)	$ (49)
ECL coverage	1.49%	1.85%
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.35%	0.27%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.09%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.78%	1.72%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.24%	0.21%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.06%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.07%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.80%	0.60%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.52%	0.45%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%	0.02%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.85%	0.87%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.23%	0.34%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.39%	0.55%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.32%	1.35%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.11%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.17%	0.20%
Allowance for expected credit loss | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.11%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.06%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.67%	0.53%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.09%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (304)	$ (473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(304)	(473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(276)	(423)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (46)	$ (62)
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (24)	$ (41)
ECL coverage	0.03%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (72)	$ (105)
ECL coverage	0.35%	0.41%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (55)	$ (71)
ECL coverage	0.32%	0.32%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ (13)
ECL coverage	0.00%	0.01%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ (6)
ECL coverage	0.39%	0.40%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (9)	$ (18)
ECL coverage	0.22%	0.32%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (14)	$ (48)
ECL coverage	0.20%	0.54%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (15)	$ (22)
ECL coverage	0.62%	0.79%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%	0.10%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (25)	$ (41)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (4)	$ (4)
ECL coverage	0.14%	0.17%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.07%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.33%	0.37%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.07%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (357)	$ (326)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(357)	(326)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(323)	(289)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (70)	$ (97)
ECL coverage	0.77%	0.90%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (27)	$ (31)
ECL coverage	0.67%	0.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (123)	$ (70)
ECL coverage	3.44%	2.15%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (47)	$ (42)
ECL coverage	2.05%	1.41%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ (11)
ECL coverage	0.08%	76.16%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (11)	$ (11)
ECL coverage	2.56%	2.53%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ (1)
ECL coverage	0.40%	3.65%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (16)	$ (3)
ECL coverage	1.84%	0.99%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (19)	$ (17)
ECL coverage	14.49%	15.59%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.57%	0.39%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (7)	$ (10)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1)	$ (1)
ECL coverage	1.59%	1.22%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.45%	1.17%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.74%	0.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.90%	1.80%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.64%	2.10%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1,218)	$ (956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,218)	(956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,134)	(862)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (30)	$ (39)
ECL coverage	2.57%	3.99%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (7)	$ (21)
ECL coverage	3.53%	7.13%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (277)	$ (312)
ECL coverage	28.14%	30.83%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (613)	$ (277)
ECL coverage	39.18%	26.89%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (18)	$ (17)
ECL coverage	27.19%	24.87%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (25)	$ (24)
ECL coverage	38.57%	38.01%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (71)	$ (111)
ECL coverage	89.84%	83.33%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (62)	$ (20)
ECL coverage	27.86%	34.22%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	9.17%	39.81%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (84)	$ (94)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (37)	$ (44)
ECL coverage	27.85%	27.93%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	24.24%	23.29%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.71%	4.72%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	34.92%	28.84%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	26.91%	43.76%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (307)	$ (156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(307)	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(244)	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (14)	$ (11)
ECL coverage	14.47%	2.83%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ (11)
ECL coverage	0.02%	9.80%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (100)	$ (89)
ECL coverage	25.00%	14.29%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (26)	$ (13)
ECL coverage	14.74%	8.93%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (18)	$ 0
ECL coverage	23.17%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	42.26%	0.06%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ (1)
ECL coverage	0.00%	3.15%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 4	$ 0
ECL coverage	0.00%	0.07%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	39.09%	(0.03%)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (8)	$ (5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	22.94%	7.73%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	12.03%	4.34%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	21.90%	13.29%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	28.04%	0.09%